Retirement Plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plans
Note 10 — Retirement Plans
The Company sponsors various 401(k) plans for substantially all domestic employees. The plans provide for the Company to make a discretionary matching contribution. Employer matching contributions to the plans totaled $330 and $96 for the years ended December 31, 2020 and 2019, respectively.